LOANS TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Loans to Related Parties [Table Text Block]
Loans to directors, executive officers, principal holders of First Financial’s common stock and certain related persons were as follows:

(Dollars in thousands)	2015	2014	2013
Beginning balance	$6,195	$8,097	$10,426
Additions	5,609	5,034	827
Deductions	(1,321)	(6,936)	(3,156)
Ending balance	$10,483	$6,195	$8,097
Loans 90 days past due	$0	$0	$0